Other receivable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 25, 2024	Mar. 31, 2025	Sep. 30, 2024
Other receivable (Details Narrative)
Total Consideration Received for Equity Transfer	$ 19,029,128
Consideration Received		$ 951,456
Assigned Receivables		$ 18,077,672	$ 18,709,318